Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount		Type		Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 27,078,340		Taxes		UNITED STATES	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining [Member]	Underground Mining
#: 2
	0		Royalties		UNITED STATES	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining [Member]	Underground Mining
#: 3
	658,928	[1]	Fees	[1]	UNITED STATES	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining [Member]	Underground Mining
#: 4
	0		Prod. Entitlements		UNITED STATES	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining [Member]	Underground Mining
#: 5
	0		Bonuses		UNITED STATES	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining [Member]	Underground Mining
#: 6
	0		Dividends		UNITED STATES	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining [Member]	Underground Mining
#: 7
	0		Infrastructure		UNITED STATES	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining [Member]	Underground Mining
#: 8
	$ 0		Comm. Social Resp.		UNITED STATES	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining [Member]	Underground Mining

[1]	Represents federal reclamation fees.